Annual Total Returns- PIMCO All Asset Portfolio (Institutional Class) [BarChart] - Institutional Class - PIMCO All Asset Portfolio - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.08%	15.11%	0.43%	0.72%	(8.95%)	13.08%	13.77%	(5.20%)	11.92%	8.17%